SA Allocation Moderate Portfolio Expense Example - SA Allocation Moderate Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	989
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	$ 1,282